FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Price risk (Details) R$ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 BRL (R$)	Dec. 31, 2020 USD ($)
Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in sensitivity analysis scenario	2.5282%
Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in sensitivity analysis scenario	3.1603%
Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in sensitivity analysis scenario	3.7923%
Commodity price risk
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Logistics costs | $		$ 37,757
Commodity price risk | Embedded derivative | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input.	R$ 254,848
Commodity price risk | Embedded derivative | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input.	165,629
Commodity price risk | Embedded derivative | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input.	R$ 340,080